Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 3 – LEASES

The following represents the aggregate right-of-use assets and related lease liabilities from operating lease agreements for certain offices as:

	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands
Amounts recognized in the consolidated balance sheet – right-of-use assets, net	$946	$1,463
Current liabilities	$271	$376
Long-term liabilities	615	1,098
Total operating leased liabilities	$886	$1,474

In the third quarter of 2022, the Company returned one floor of office space in Romania, which resulted in a decrease of the right-of-use asset and in the lease liability in the amount of approximately $173 thousand. There were no additional changes in the lease terms.

The weighted average lease term and weighted average discount rate as of December 31, 2022 were as follows:

Weighted average lease term – operating lease	4.28 years
Weighted average discount rate – operating lease	6.9%

The future cash flows related to the operating lease liabilities as of December 31, 2022 were as follows:

U.S. dollars in thousands
Years ending December 31:
2023	$294
2024	248
2025	146
2026	142
2027	142
Thereafter	38
Total lease payments (undiscounted)	1,010
Less – discount to net present value	(124)
Present value of lease liabilities	$886